Summary of Changes in Rationalization of Operations related Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Closure and Other Contractual Liabilities | 2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	$ 1,420
Costs paid	(823)
Effects of foreign currency exchange	(89)
Ending balance	508
Cumulative costs incurred to date	1,420
Closure and Other Contractual Liabilities | 2012/13 Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	1,146
Costs incurred and charged to expense	228
Costs paid	(226)
Effects of foreign currency exchange	(123)
Ending balance	1,025
Cumulative costs incurred to date	7,033
Severance and Other Benefits | Australia Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	0
Costs incurred and charged to expense	277
Costs paid	(277)
Ending balance	0
Cumulative costs incurred to date	277
Severance and Other Benefits | 2013/14 Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	1,225
Costs incurred and charged to expense	439
Costs paid	(1,628)
Changes in estimates	(37)
Effects of foreign currency exchange	1
Ending balance	0
Cumulative costs incurred to date	$ 4,003